UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2010

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ            August 9, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:           113
                                                  -----------------------

Form 13F Information Table Value Total:           60585  (x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                       Common      002824100    766      16376SH            SOLE	                            16376
ACCO BRANDS CORP                  Common      00081T108     31       6183SH            SOLE                                  6183
ACXIOM CORP                       Common      005125109    323      21958SH            SOLE	                            21958
AIRTRAN                           Common      00949P108     78      16000SH            SOLE                                 16000
ALABAMA PWR CO                       PFD       10392496     53       2000SH            SOLE                                  2000
ALCATEL LUCENT                    Common       13904305      0         50SH            SOLE                                    50
ALLIANZ SOCIETAS EURO SE             PFD       18805200     51       2000SH            SOLE                                  2000
ALTRIA GRP INC                    Common      718154107     38       1886SH            SOLE                                  1886
AMER INTL GRP                     Common      026874107      2         45SH            SOLE                                    45
AMERITYRE CORP                    Common      03073V107      6      15000SH            SOLE	                            15000
AMGEN INC                         Common      031162100    150       2854SH            SOLE	                             2854
AOL TIME WARNER                   Common      00184A105      9        430SH            SOLE                                   430
APACHE CORP                       Common      037411105    139       1650SH            SOLE	                             1650
APPLE COMPUTER INC                Common       37833100     50        200SH            SOLE                                   200
ARCHER DANIELS MIDLAND            Common      039483102    107       4150SH            SOLE                                  4150
BARD C R INC                      Common      067383109   1041      13430SH            SOLE	                            13430
BECTON DICKINSON                  Common      075887109    740      10938SH            SOLE                                 10938
BERKSHIRE HATHAWAY                Common      084670108    120          1SH            SOLE	                                1
BERKSHIRE HATHAWAY B              Common      084670207    257       3220SH            SOLE                                  3220
BK AMER CORP DEP SH REP              PFD       60505724     23       1000SH            SOLE                                  1000
BK AMER CORP                      Common      060505104     36       2472SH            SOLE                                  2472
BP AMOCO ADR                      Common      055622104    185       6393SH            SOLE	                             6393
CELSIUS HLDGS INC COM NEW         Common      15118V207      0        100SH            SOLE                                   100
CHUBB                             Common      171232101    514      10288SH            SOLE                                 10288
CHURCH & DWIGHT                   Common      171340102     31        500SH            SOLE                                   500
CISCO SYS                         Common      17275R102     80       3750SH            SOLE                                  3750
CIT GRP INC NEW COM               Common      125577106     21        621SH            SOLE                                   621
CITIGROUP                         Common      172967101     28       7549SH            SOLE	                             7549
COCA COLA                         Common      191216100   2764      55142SH            SOLE	                            55142
COLGATE PALMOLIVE                 Common      194162103    751       9534SH            SOLE	                             9534
COMMUNITY PRTNRS BANKCORP         Common      204018105    182      41097SH            SOLE                                 41097
CORN PROD INTL                    Common      219023108     14        468SH            SOLE                                   468
COSTCO WHOLESALE                  Common      22160K105   1025      18702SH            SOLE	                            18702
CVS CORP                          Common      126650100   1850      63105SH            SOLE	                            63105
DOMINION RES                      Common      25746U109     28        732SH            SOLE                                   732
EATON CORP                        Common      278058102    897      13714SH            SOLE                                 13714
ENERGY TRANSFER LP                Common      29273R109    246       5300SH            SOLE                                  5300
EXXON MOBIL CORP                  Common      30231G102    762      13359SH            SOLE	                            13359
FAMILY DOLLAR                     Common       30700010    929      24650SH            SOLE                                 24650
FARM JOURNAL CORP OC JR PFD CO       PFD      307673202      0         50SH            SOLE                                    50
FASTENAL CO                       Common      311900104    725      14450SH            SOLE                                 14450
FAUQUIER BNKSHRS                  Common      312059108     87       5700SH            SOLE                                  5700
FLUOR CORP                        Common      343412102   1506      35428SH            SOLE                                 35428
GE CORP                              PFD      369622451     50       2000SH            SOLE                                  2000
GEN ELEC                          Common      369604103     27       1850SH            SOLE	                             1850
GENERAL MILLS                     Common      370334104   3369      94848SH            SOLE	                            94848
GENUINE PARTS CO                  Common      372460105     16        400SH            SOLE                                   400
HEARTLAND PMT SYS                 Common      42235N108   4679     315270SH            SOLE                                315270
HEINZ                             Common      423074103   2428      56169SH            SOLE                                 56169
HOME DEPOT                        Common      437076102     81       2900SH            SOLE                                  2900
HONEYWELL INTL                    Common      438516106    507      13002SH            SOLE	                            13002
IBM                               Common      459200101     75        604SH            SOLE                                   604
INGERSOLL-RAND CORP               Common      G4776G101   2775      80445SH            SOLE                                 80445
INTEGRAMED AMERICA INC            Common      45810N302     27       3250SH            SOLE                                  3250
INTEL                             Common      458140100    223      11455SH            SOLE                                 11455
INTERSECURITY HLDGS CORP          Common      46070R108      0          1SH            SOLE	                                1
INVERNESS MED INC                 Common      46126P106    369      13858SH            SOLE                                 13858
JOHNSON & JOHNSON                 Common      478160104    294       4986SH            SOLE	                             4986
JP MORGAN CAP XI                     PFD      46626V207     46       2000SH            SOLE                                  2000
JP MORGAN CHASE                   Common      46625H100    164       4490SH            SOLE                                  4490
JP MORGAN CHASE CAP XXVI VAR         PFD      48124G104    950      36000SH            SOLE                                 36000
KIMCO RLTY CORP 1/100 PFD            PFD      49446R844     20        800SH            SOLE                                   800
KINDER MORGAN ENE PRT             Common      494550106    260       4000SH            SOLE                                  4000
KRAFT FOODS INC CL A              Common      50075N104     33       1183SH            SOLE	                             1183
LAGUNA RES NI SPON ADR            Common      507224202      0          2SH            SOLE                                     2
LASALLE HOTEL PROP SVCS           Common      517942108      6        300SH            SOLE                                   300
LSI LOGIC CORP                    Common      502161102      0         24SH            SOLE                                    24
MC CORMICK INC                    Common      579780206   2243      59095SH            SOLE	                            59095
MCDONALDS                         Common      580135101   2686      40770SH            SOLE                                 40770
MEDCO HTH SOL                     Common      58405U102    231       4202SH            SOLE                                  4202
MEDTRONIC                         Common      585055106    221       6100SH            SOLE                                  6100
MERCK & CO                        Common      589331107    148       4237SH            SOLE	                             4237
MET LIFE INC                      Common      59156R108     50       1330SH            SOLE	                             1330
MINNESOTA MINING & MFG            Common      88579Y101    185       2346SH            SOLE                                  2346
ML CAP TRII                          PFD      59024T203     40       2000SH            SOLE                                  2000
NATL RETAIL PPTYS INC COM         Common      637417106    208       9700SH            SOLE                                  9700
NEWELL RUBBERMAID INC             Common      651229106     15       1006SH            SOLE                                  1006
NEXTERA ENERGY INC                Common      65339F101     17        350SH            SOLE                                   350
NIKE CL B                         Common      654106103    961      14233SH            SOLE                                 14233
NORTEL NETWORKS                   Common      656568508      0         59SH            SOLE                                    59
NOVARTIS AD ADR                   Common      66987V109    140       2900SH            SOLE                                  2900
ORACLE                            Common      68389X105     90       4175SH            SOLE                                  4175
PDI INC                           Common      69329V100      5        594SH            SOLE                                   594
PFIZER                            Common      717081103    206      14472SH            SOLE	                            14472
PLUM CREEK TIMBER                 Common      729251108   4734     137099SH            SOLE                                137099
PROCTER & GAMBLE                  Common      742718109   3629      60506SH            SOLE	                            60506
PROLOGIS                          Common      743410102    145      14350SH            SOLE	                            14350
PUB SVC ENTER GRP                 Common      744573106     31       1000SH            SOLE	                             1000
PUBLIC STORAGE INC                Common      74460D109    321       3650SH            SOLE	                             3650
RAIT FI TST PFD SER A 7.75%          PFD      749227203      7        500SH            SOLE                                   500
RAYTHEON CO                       Common      755111507   1468      30347SH            SOLE                                 30347
ROYAL DUTCH SHELL ADR EA REP C    Common      780259107    290       6000SH            SOLE                                  6000
SIMON PPTY GRP                    Common      828806109    470       5824SH            SOLE	                             5824
STRYKER CORP                      Common      863667101    338       6750SH            SOLE	                             6750
SUNCOR ENERGY INC                 Common      867229106     23        781SH            SOLE                                   781
T ROWE PRICE GRP                  Common      74144T108     16        350SH            SOLE	                              350
TEVA PHARM                        Common      881624209    948      18242SH            SOLE                                 18242
THERMO FISHER                     Common      883556102    147       3000SH            SOLE                                  3000
THORNBURG MTG                     Common      885218107      0       1405SH            SOLE	                             1405
TIME WARNER                       Common      887317105    137       4733SH            SOLE                                  4733
TIME WARNER CABLE INC             Common      88732J207    526      10108SH            SOLE                                 10108
TOTAL FINA ELF SA                 Common      89151E109    268       6000SH            SOLE                                  6000
TYCO ELECTRONICS                  Common      G9144P105   3553     140000SH            SOLE                                140000
UNITED STATES OIL FUND            Common      91231N108     50       1480SH            SOLE                                  1480
US AIR GROUP CL A PFD                PFD      911998144      0          6SH            SOLE	                                6
UNITED TECH                       Common      913017109     54        835SH            SOLE                                   835
USX MARATHON GRP                  Common      902905827     25        820SH            SOLE                                   820
VALLEY NATL BANCORP               Common      919794107    719      52794SH            SOLE                                 52794
VARIAN MED SYS INC                Common      92220P105   1518      29045SH            SOLE                                 29045
VERIZON COMMUN                    Common      92343V104    105       3750SH            SOLE	                             3750
VORNADO REALTY TR PFD SER F.6        PFD      929042703     44       2000SH            SOLE                                  2000
WABCO HLDGS INC                   Common      92927K102    269       8533SH            SOLE                                  8533
WAL MART STORES                   Common      931142103    260       5405SH            SOLE                                  5405

Total $60585 (x 1000)
